Goodwill and intangible assets - Summary of Changes In Goodwill (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	¥ 952,895	¥ 726,109
Increase (decrease) due to:
Acquisitions	274,499	197,644
Disposals or classified as held for sale	(445)	(40,201)
Impairments	0
Translation adjustments	48,163	69,343
Other	0
Balance at end of the fiscal year	1,275,112	952,895
Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	1,312,615	1,073,178
Increase (decrease) due to:
Balance at end of the fiscal year	1,649,041	1,312,615
Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	(359,720)	(347,069)
Increase (decrease) due to:
Balance at end of the fiscal year	¥ (373,929)	¥ (359,720)